Summary of Significant Accounting Policies (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization and depreciation			$ 126,600	$ 124,155	$ 248,510	$ 15,862
General and administration	$ 199,459	$ 76,886	339,927	151,678	322,860	256,686
Total operating expenses	1,106,073	445,641	4,175,637	916,484	10,618,583	2,981,291
Loss from Operations	$ (907,404)	(417,286)	$ (3,543,950)	$ (832,534)	$ (10,097,938)	$ (2,918,559)
Antidilutive Securities Excluded from Computation of Earnings Per Share			49,059,894	10,019,230,320	10,026,257,712	10,000,845,403
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share				300,000	300,000	194,444
Convertible Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share			49,059,894	18,930,320	25,957,712	650,959
Convertible Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share				10,000,000,000	10,000,000,000	10,000,000,000
As Filed [Member]
Cost of revenue		4,893		$ 18,747
Cost of revenue (exclusive of amortization and depreciation shown separately below)		0		0
Amortization and depreciation		62,079		124,155	$ 0	$ 0
General and administration					584,434	281,970
Marketing		0		0	148,289	96,553
Professional fees- related party		0		0
Professional fees		264,518		559,647
Total operating expenses		440,748		897,737	10,485,075	2,979,398
Loss from Operations		(417,286)		(832,534)
General and administration		114,151		213,935
As Reclassified [Member]
Cost of revenue		0		0
Cost of revenue (exclusive of amortization and depreciation shown separately below)		28,576		68,351
Amortization and depreciation		62,079		124,155	248,510	803
General and administration		76,886		151,678	322,860	256,686
Marketing		28,217		39,818	148,289	96,553
Professional fees- related party		84,365		156,835
Professional fees		165,518		375,647
Total operating expenses		445,641		916,484	$ 10,618,583	$ 2,981,291
Loss from Operations		(417,286)		(832,534)
Adjustment [Member]
Cost of revenue		(4,893)		(18,747)
Cost of revenue (exclusive of amortization and depreciation shown separately below)		28,576		68,351
Amortization and depreciation		0		0
Marketing		28,217		39,818
Professional fees- related party		84,365		156,835
Professional fees		(99,000)		(184,000)
Total operating expenses		4,893		18,747
Loss from Operations		0		0
General and administration		$ (37,265)		$ (62,257)